FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 4.6%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	NON-AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.555%, 9/10/2035(a),(b)	$12,485,496
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,399,036)	12,485,496
	CONVERTIBLE BONDS — 1.7%
	Delivery Hero AG
86,200,000	1.000%, 1/23/2027	87,316,089
1,600,000	1.500%, 1/15/2028	1,545,396
46,000,000	3.250%, 2/21/2030	47,957,885
	Wayfair, Inc.
41,668,000	0.625%, 10/1/2025	40,521,922
4,278,000	1.000%, 8/15/2026	3,999,930
	TOTAL CONVERTIBLE BONDS
	(Cost $169,577,293)	181,341,222
	CORPORATE BANK DEBT — 0.3%
	Cornerstone OnDemand, Inc.
2,506,402	8.311% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(c),(d)	2,164,905
	Lealand Finance Company B.V. Senior Exit LC
26,423,879	3.500%, 6/30/2027(b),(c),(d),(e),(f),(g),(h)	(11,362,268)
	Lealand Reficar LC Term Loan
550,880	12.843% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g),(i)	413,160
	McDermott LC, 8.572% (3-Month Term SOFR+426.161 basis points),
31,488,546	6/30/2027(b),(c),(d),(e),(f),(g)	17,948,471
	McDermott Technology Americas, Inc.
1,074,221	7.439% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(e)	553,224
39,676,917	8.440% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(g),(i)	16,069,151
	Vision Solutions, Inc.
2,506,076	8.552% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(c),(d)	2,401,648
	TOTAL CORPORATE BANK DEBT
	(Cost $75,920,833)	28,188,291
	CORPORATE BONDS — 0.3%
	FINANCIALS — 0.3%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	18,483,666
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	2,497,420

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Vornado Realty LP
$8,623,000	2.150%, 6/1/2026	$8,330,766
		29,311,852
	TOTAL CORPORATE BONDS
	(Cost $25,644,821)	29,311,852
	U.S. TREASURY NOTES & BONDS — 2.2%
	U.S. Treasury Note
231,000,000	5.000%, 8/31/2025	231,649,849
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $231,019,479)	231,649,849
	TOTAL BONDS & DEBENTURES
	(Cost $513,561,462)	482,976,710

Number of Shares
	CLOSED-END FUNDS — 0.0%
4,756,180	Altegrity, Inc.(d),(g)	5,850,101
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,850,101
	COMMON STOCKS — 56.7%
	AEROSPACE & DEFENSE — 2.2%
395,420	Howmet Aerospace, Inc.	51,297,837
662,981	Safran S.A.	174,554,337
		225,852,174
	APPAREL & TEXTILE PRODUCTS — 0.9%
531,063	Cie Financiere Richemont S.A. - Class A	92,705,519
	ASSET MANAGEMENT — 1.3%
408,466	LPL Financial Holdings, Inc.	133,625,567
457,176	Pershing Square Tontine Holdings Ltd.(d),(g)	—
		133,625,567
	BANKING — 3.7%
3,707,817	Citigroup, Inc.	263,217,929
1,715,269	Wells Fargo & Co.	123,139,161
		386,357,090
	BEVERAGES — 4.0%
2,812,483	Heineken Holding N.V.	203,552,545
5,885,188	JDE Peet's N.V.	128,672,941
800,753	Pernod Ricard S.A.	79,109,599
		411,335,085
	CABLE & SATELLITE — 3.9%
393,387	Charter Communications, Inc. - Class A*	144,974,911

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CABLE & SATELLITE (Continued)
7,087,694	Comcast Corp. - Class A	$261,535,909
		406,510,820
	CHEMICALS — 1.9%
2,596,396	International Flavors & Fragrances, Inc.	201,506,294
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,637,209	Eurofins Scientific S.E.	87,334,336
	CONSTRUCTION MATERIALS — 2.6%
2,523,935	Holcim AG*	271,608,727
	E-COMMERCE DISCRETIONARY — 1.7%
918,929	Amazon.com, Inc.*	174,835,432
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	12,381,798
	ELECTRICAL EQUIPMENT — 2.4%
1,742,366	TE Connectivity Ltd.	246,231,163
	ENGINEERING & CONSTRUCTION — 0.9%
2,851,882	McDermott International, Ltd.*,(d),(e),(g)	37,074,473
694,573	Samsung C&T Corp.	55,479,412
		92,553,885
	ENTERTAINMENT CONTENT — 0.6%
33,130	Epic Games, Inc.(d),(g)	8,812,580
3,917,437	Nexon Co., Ltd.	53,654,566
		62,467,146
	FOOD — 0.4%
482,504	Orion Corp.	38,749,099
	HEALTH CARE FACILITIES & SVCS — 0.6%
342,931	ICON PLC*	60,009,496
	HOME CONSTRUCTION — 0.3%
516,890	Fortune Brands Innovations, Inc.	31,468,263
	INSTITUTIONAL FINANCIAL SVCS — 1.2%
2,277,248	Jefferies Financial Group, Inc.	121,992,175
	INSURANCE — 1.9%
493,931	Aon PLC - Class A	197,122,923
	INTERNET MEDIA & SERVICES — 8.8%
1,772,624	Alphabet, Inc. - Class A	274,118,575
968,475	Alphabet, Inc. - Class C	151,304,849
551,839	Delivery Hero S.E.*	13,231,963
501,888	Meta Platforms, Inc. - Class A	289,268,168
2,882,508	Prosus N.V.*	133,920,674
784,070	Uber Technologies, Inc.*	57,127,340
		918,971,569

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE FACILITIES & SERVICES — 1.4%
288,240	Marriott International, Inc. - Class A	$68,658,768
513,932	Vail Resorts, Inc.	82,239,399
		150,898,167
	MEDICAL EQUIPMENT & DEVICES — 0.6%
236,916	Bio-Rad Laboratories, Inc.*	57,703,261
	METALS & MINING — 0.9%
25,011,010	Glencore PLC*	91,549,796
	OIL & GAS PRODUCERS — 1.2%
260,048	Gulfport Energy Corp.*	47,885,239
2,874,085	Kinder Morgan, Inc.	81,997,645
		129,882,884
	OTHER COMMON STOCK — 1.5%
—	Other Common Stock(k)	152,506,827
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
2,098,628	Swire Pacific Ltd. - Class A	18,501,045
	REIT — 1.1%
4,120,722	Douglas Emmett, Inc.	65,931,552
1,448,615	Vornado Realty Trust	53,584,269
		119,515,821
	RETAIL - DISCRETIONARY — 2.4%
1,521,148	CarMax, Inc.*	118,527,852
789,964	Ferguson Enterprises, Inc.	126,575,932
		245,103,784
	SEMICONDUCTORS — 3.8%
1,375,392	Analog Devices, Inc.	277,375,305
126,735	Broadcom, Inc.	21,219,241
482,460	NXP Semiconductors N.V.	91,696,347
		390,290,893
	TECHNOLOGY HARDWARE — 2.1%
418,505	Dell Technologies, Inc. - Class C	38,146,731
1,845,291	NCR Atleos Corp.*	48,678,777
2,751,836	NCR Voyix Corp.*	26,830,401
1,513,880	Nintendo Co., Ltd.	102,910,082
		216,565,991
	TECHNOLOGY SERVICES — 0.6%
1,463,180	LG Corp.	64,532,992
	TELECOMMUNICATIONS — 0.2%
933,511	EchoStar Corp. - Class A*	23,879,211

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION EQUIPMENT — 0.5%
281,311	Westinghouse Air Brake Technologies Corp.	$51,015,750
	TOTAL COMMON STOCKS
	(Cost $3,588,427,336)	5,885,564,983
	LIMITED PARTNERSHIPS — 2.3%
150,000	Footpath Ventures SPV IV LP(d),(l)	12,769,063
2,073,734	FPS Group Ltd.(d),(e),(g)	167,150,015
107,799	FPS Shelby Holdco I LLC(d),(e),(g)	8,876,468
22,500,000	Jett Texas LLC(d),(l)	22,500,000
1,146,250	Sound Holding FP(d),(e),(g)	22,913,225
120,000	U.S. Farming Realty Trust II LP(d),(e),(g)	450,896
	TOTAL LIMITED PARTNERSHIPS
	(Cost $116,809,284)	234,659,667
	PREFERRED STOCKS — 0.0%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%, (g)	1,496,653
	TOTAL PREFERRED STOCKS
	(Cost $1,271,542)	1,496,653
	WARRANTS (SPAC) — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(g)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(g)	—
70,911	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(g)	—
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(g)	—
	TOTAL WARRANTS (SPAC)
	(Cost $236,286)	—
	SHORT-TERM INVESTMENTS — 36.2%
	MONEY MARKET INVESTMENTS — 0.5%
51,159,048	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.20%(m)	51,159,048

Principal Amount
	COMMERCIAL PAPER — 23.7%
$95,000,000	Alphabet, Inc., 4.30%, 6/23/2025	94,058,181
103,000,000	Apple, Inc., 4.29%, 4/23/2025	102,729,968
	Cisco Systems, Inc.
135,000,000	4.45%, 4/7/2025	134,899,875
19,000,000	4.32%, 7/3/2025	18,787,960
	Coca Cola Co.
100,000,000	4.28%, 5/21/2025	99,405,556
54,965,000	4.25%, 5/28/2025	54,590,780
15,000,000	4.20%, 9/10/2025	14,716,500
	Johnson & Johnson Co.
30,000,000	4.24%, 4/1/2025	30,000,000

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$65,000,000	4.29%, 5/7/2025	$64,721,150
70,000,000	4.22%, 6/16/2025	69,376,378
57,000,000	4.24%, 6/18/2025	56,476,360
100,000,000	4.27%, 6/20/2025	99,051,111
86,000,000	4.23%, 7/21/2025	84,878,345
	Kenvue, Inc.
60,000,000	4.34%, 4/23/2025	59,840,867
80,000,000	4.34%, 5/14/2025	79,585,289
60,000,000	Nestle Capital, 4.30%, 5/2/2025	59,777,833
	PepsiCo., Inc.
10,000,000	4.28%, 5/5/2025	9,959,578
98,000,000	4.28%, 5/16/2025	97,475,700
75,000,000	4.17%, 7/28/2025	73,970,450
53,000,000	4.17%, 8/1/2025	52,251,022
97,000,000	4.17%, 8/4/2025	95,595,521
86,000,000	4.26%, 8/5/2025	84,717,740
87,000,000	4.26%, 8/6/2025	85,692,535
30,000,000	4.15%, 8/11/2025	29,543,500
25,000,000	4.28%, 8/15/2025	24,595,778
35,000,000	4.17%, 8/18/2025	34,436,471
65,000,000	4.23%, 9/8/2025	63,778,000
65,000,000	4.23%, 9/9/2025	63,770,363
50,000,000	4.20%, 9/10/2025	49,055,000
43,000,000	4.15%, 9/15/2025	42,172,190
49,000,000	4.15%, 9/16/2025	48,051,033
	Roche Holdings, Inc.
15,000,000	4.27%, 4/25/2025	14,957,300
60,000,000	4.28%, 5/9/2025	59,728,933
22,000,000	4.26%, 5/12/2025	21,893,263
60,000,000	4.26%, 5/13/2025	59,701,800
30,000,000	4.28%, 5/14/2025	29,846,633
54,000,000	4.26%, 5/19/2025	53,693,280
20,000,000	4.28%, 5/22/2025	19,878,733
60,000,000	4.28%, 5/23/2025	59,629,067
63,200,000	Total Capital S.A., 4.37%, 5/20/2025	62,824,083
	Walmart Stores, Inc.
42,000,000	4.32%, 4/14/2025	41,934,480
59,500,000	4.29%, 4/21/2025	59,358,192
		2,461,406,798
	TREASURY BILLS — 12.0%
	U.S. Treasury Bill
81,000,000	4.28%, 4/3/2025(n)	80,981,245
65,000,000	4.28%, 4/8/2025(n)	64,946,669
78,000,000	4.23%, 4/10/2025(n)	77,918,653

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$39,000,000	4.28%, 4/15/2025(n)	$38,936,004
114,000,000	4.23%, 4/17/2025(n)	113,788,980
112,000,000	4.24%, 4/24/2025(n)	111,701,627
50,000,000	4.30%, 4/29/2025(n)	49,835,733
129,000,000	4.23%, 5/1/2025(n)	128,553,310
40,000,000	4.28%, 5/6/2025(n)	39,836,667
20,000,000	4.29%, 5/8/2025(n)	19,913,426
108,000,000	4.20%, 5/15/2025(n)	107,456,376
23,000,000	4.27%, 5/22/2025(n)	22,863,639
65,000,000	4.27%, 6/5/2025(n)	64,507,384
100,000,000	4.22%, 6/12/2025(n)	99,160,530
130,000,000	4.23%, 7/10/2025(n)	128,484,018
49,000,000	4.23%, 8/7/2025(n)	48,275,692
50,000,000	U.S. Treasury Note, 4.29%, 4/22/2025	49,876,848
		1,247,036,801
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,759,651,938)	3,759,602,647

	TOTAL INVESTMENTS — 99.8%
	(Cost $7,979,957,848)	10,370,150,761

	Other Assets in Excess of Liabilities — 0.2%	16,960,803
	TOTAL NET ASSETS — 100.0%	$10,387,111,564

Number of Shares
	SECURITIES SOLD SHORT — (0.1)%
	EXCHANGE-TRADED FUNDS — (0.1)%
(103,285)	iShares S&P 500 Growth	(9,587,947)
(59,768)	SPDR Portfolio S&P 500 Growth	(4,803,554)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $16,510,287)	(14,391,501)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $16,510,287)	$(14,391,501)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,485,496, which represents 0.12% of Net Assets.
(b)	Variable or floating rate security.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	Restricted securities. These restricted securities constituted 3.03% of total net assets at March 31, 2025, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Affiliated company.
(f)	As of March 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(g)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	The rate is the annualized seven-day yield at period end.
(n)	Treasury bill discount rate.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Total Return Swaps

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	3,585,169	$(1,440,152)	—	$(1,440,152)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	7/14/2025	USD	24,524,164	(13,414,718)	—	(13,414,718)
Trulieve Cannabis Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	6,289,423	(2,574,725)	—	(2,574,725)
Verano Holdings Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	7,451,604	(4,303,882)	—	(4,303,882)
							$(21,733,477)	—	$(21,733,477)

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Total Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,850,101	0.06%
Cornerstone OnDemand, Inc., 8.311% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,369,261	2,164,905	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.09%
Footpath Ventures SPV IV LP	9/24/2021	15,764,550	12,769,063	0.12%
FPS Group Ltd.	10/17/2018	67,470,799	167,150,015	1.61%
FPS Shelby Holdco I LLC	2/4/2020	11,073,934	8,876,468	0.09%
Jett Texas LLC	12/2/2024	22,500,000	22,500,000	0.22%
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	11/12/2019	(11,603,892)	(11,362,268)	-0.11%
Lealand Reficar LC Term Loan, 12.843% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	550,881	413,160	0.00%
McDermott International, Ltd.	7/1/2020	56,700,448	37,074,473	0.36%
McDermott LC, 8.572% (3-Month Term SOFR+426.161 basis points), 6/30/2027	12/31/2020	31,488,579	17,948,471	0.17%
McDermott Technology Americas, Inc., 7.439% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	553,224	0.01%
McDermott Technology Americas, Inc., 8.440% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	49,827,772	16,069,151	0.15%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	22,913,225	0.22%
U.S. Farming Realty Trust II LP	12/24/2012	-	450,896	0.00%
Vision Solutions, Inc., 8.552% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,214,041	2,401,648	0.02%
		$268,480,315	$314,585,112	3.03%

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Security Description	Shares Held as of December 31, 2024	Beginning Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value March 31, 2025	Shares as of March 31, 2025	Income from Affiliated Investments
FPS Group Ltd.	2,073,734	$251,127,867	$-	$(31,378,114)	$31,378,114	$(65,198,607)	$(18,779,245)	$-	$167,150,015	2,073,734	$22,823,292
FPS Shelby Holdco I LLC	107,799	8,876,467	-	-	-	-	1	-	8,876,468	107,799	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	26,423,878	(11,890,745)	-	-	-	-	528,477	-	(11,362,268)	26,423,879	219,252
Lealand Reficar LC Term Loan, 12.843% (3-Month Term SOFR+750 basis points), 6/30/2027	529,985	344,490	20,895	-	-	-	47,775	-	413,160	550,880	3,946
McDermott International, Ltd.	356,485,315	17,824,266	-	-	-	-	19,250,207	-	37,074,473	2,851,882	-
McDermott LC, 8.572% (3-Month Term SOFR+426.161 basis points), 6/30/2027	31,488,546	17,318,701	-	-	-	-	629,770	-	17,948,471	31,488,546	690,293
McDermott Technology Americas, Inc., 7.439% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	531,739	-	-	-	-	21,485	-	553,224	1,074,221	19,995
McDermott Technology Americas, Inc., 8.440% (1-Month Term SOFR+400 basis points), 12/31/2027	39,380,822	13,783,288	296,094	-	-	-	1,989,769	-	16,069,151	39,676,917	833,629
Sound Holding FP	1,146,250	21,949,607	-	-	-	-	963,618	-	22,913,225	1,146,250	-
U.S. Farming Realty Trust II LP	120,000	446,134	-	-	-	-	4,762	-	450,896	120,000	-
		$320,311,814	$316,989	$(31,378,114)	$31,378,114	$(65,198,607)	$4,656,619	$-	$260,086,815		$24,590,407